Intangible Assets, Net and Goodwill - Summary of Analysis of Intangible Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Licenses and rights of use [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	$ 118,481,097		$ 111,432,979		$ 103,298,395
Acquisitions	24,406,905		15,079,714		13,206,877
Acquisitions in business combinations			4,436,313		7,844,339
Disposals and other	2,336,382		1,608,873		4,894,490
Amortization of the year	(14,682,451)		(14,274,497)		(11,577,160)
Effect of translation of foreign subsidiaries	(274,188)		197,715		(6,233,962)
Balance at end of year	130,267,745		118,481,097		111,432,979
Licenses and rights of use [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	253,090,161		246,100,862		233,478,974
Acquisitions	24,406,905		15,079,714		13,206,877
Acquisitions in business combinations			4,436,313		7,844,339
Disposals and other	(4,427,685)		1,502,981		7,286,114
Effect of translation of foreign subsidiaries	(7,011,691)		(14,029,709)		(15,715,442)
Balance at end of year	266,057,690		253,090,161		246,100,862
Licenses and rights of use [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(134,609,064)		(134,667,883)		(130,180,579)
Disposals and other	6,764,067		105,892		(2,391,624)
Amortization of the year	(14,682,451)		(14,274,497)		(11,577,160)
Effect of translation of foreign subsidiaries	6,737,503		14,227,424		9,481,480
Balance at end of year	(135,789,945)		(134,609,064)		(134,667,883)
Trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	3,777,418		3,488,709		4,667,205
Acquisitions	75,100		162,309		53,467
Acquisitions in business combinations			12,110
Disposals and other	(326,949)		(276)		(6,012)
Amortization of the year	(140,205)		(300,727)		(1,008,483)
Effect of translation of foreign subsidiaries	(93,201)		415,293		(217,468)
Balance at end of year	3,292,163		3,777,418		3,488,709
Trademarks [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	29,132,365	[1]	27,419,008		28,207,166
Acquisitions	75,100	[1]	162,309		53,467
Acquisitions in business combinations			12,110
Disposals and other	(1,129,666)	[1]	4,000		(6,012)
Effect of translation of foreign subsidiaries	(401,946)	[1]	1,534,938		(835,613)
Balance at end of year	27,675,853	[1]	29,132,365	[1]	27,419,008
Trademarks [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(25,354,947)		(23,930,299)		(23,539,961)
Acquisitions					0
Disposals and other	802,717		(4,276)		0
Amortization of the year	(140,205)		(300,727)		(1,008,483)
Effect of translation of foreign subsidiaries	308,745		(1,119,645)		618,145
Balance at end of year	(24,383,690)		(25,354,947)		(23,930,299)
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	4,153,661		3,099,381		6,781,531
Acquisitions	229,936		1,935		20,248
Acquisitions in business combinations			2,689,718
Disposals and other	(302,666)		(4,908)		5,507
Amortization of the year	(707,500)		(1,654,237)		(3,371,924)
Effect of translation of foreign subsidiaries	(12,267)		21,772		(335,981)
Balance at end of year	3,361,164		4,153,661		3,099,381
Customer relationships [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	29,579,266	[1]	22,875,011		25,543,068
Acquisitions	229,936	[1]	1,935		20,248
Acquisitions in business combinations			2,689,718
Disposals and other	(4,133,408)	[1]	(5,763)		5,507
Effect of translation of foreign subsidiaries	(1,105,668)	[1]	4,018,365		(2,693,812)
Balance at end of year	24,570,126	[1]	29,579,266	[1]	22,875,011
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(25,425,605)		(19,775,630)		(18,761,537)
Acquisitions					0
Disposals and other	3,830,742		855		0
Amortization of the year	(707,500)		(1,654,237)		(3,371,924)
Effect of translation of foreign subsidiaries	1,093,401		(3,996,593)		2,357,831
Balance at end of year	(21,208,962)		(25,425,605)		(19,775,630)
Software licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	5,067,698		5,103,367		6,604,455
Acquisitions	2,659,704		2,445,784		2,729,480
Acquisitions in business combinations			36
Disposals and other	(2,315)		(471,812)		(949,859)
Amortization of the year	(2,738,978)		(2,667,870)		(2,479,088)
Effect of translation of foreign subsidiaries	(172,647)		658,193		(801,621)
Balance at end of year	4,813,462		5,067,698		5,103,367
Software licenses [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	17,301,146		13,104,110		14,309,258
Acquisitions	2,660,330		2,445,784		2,729,480
Acquisitions in business combinations			36
Disposals and other	(3,484,755)		(2,485,429)		(949,858)
Amortization of the year					0
Effect of translation of foreign subsidiaries	(1,225,585)		4,236,645		(2,984,770)
Balance at end of year	15,251,136		17,301,146		13,104,110
Software licenses [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(12,233,448)		(8,000,743)		(7,704,803)
Acquisitions	626				0
Disposals and other	3,482,440		2,013,617		(1)
Amortization of the year	(2,738,978)		(2,667,870)		(2,479,088)
Effect of translation of foreign subsidiaries	1,052,938		(3,578,452)		2,183,149
Balance at end of year	(10,437,674)		(12,233,448)		(8,000,743)
Content rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	1,977,093		2,044,953		786,117
Acquisitions	818,436		1,570,415		1,427,694
Disposals and other	(429,415)		(313,942)		1,629,287
Amortization of the year	(899,666)		(1,440,749)		(1,772,779)
Effect of translation of foreign subsidiaries	24,782		116,416		(25,366)
Balance at end of year	1,491,230		1,977,093		2,044,953
Content rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	12,036,312		10,160,182		7,549,709
Acquisitions	818,436		1,570,415		1,427,694
Disposals and other	(281,747)		(313,942)		1,638,007
Effect of translation of foreign subsidiaries	429,319		619,657		(455,228)
Balance at end of year	13,002,320		12,036,312		10,160,182
Content rights [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(10,059,219)		(8,115,229)		(6,763,592)
Disposals and other	(147,668)				(8,720)
Amortization of the year	(899,666)		(1,440,749)		(1,772,779)
Effect of translation of foreign subsidiaries	(404,537)		(503,241)		429,862
Balance at end of year	(11,511,090)		(10,059,219)		(8,115,229)
Intangibles, net [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	133,456,967		125,169,389		122,137,703
Acquisitions	28,190,081		19,260,157		17,437,766
Acquisitions in business combinations			7,138,177		7,844,339
Disposals and other	1,275,037		817,935		5,573,413
Amortization of the year	(19,168,800)		(20,338,080)		(20,209,434)
Effect of translation of foreign subsidiaries	(527,521)		1,409,389		(7,614,398)
Balance at end of year	143,225,764		133,456,967		125,169,389
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	143,052,859	[1]	152,899,801		145,566,497
Acquisitions in business combinations			(7,014,120)		10,869,571
Disposals and other	(3,516,287)	[1]	(537,343)		(843,005)
Effect of translation of foreign subsidiaries	(2,958,378)	[1]	(2,295,479)		(2,693,262)
Balance at end of year	$ 136,578,194	[1]	$ 143,052,859	[1]	$ 152,899,801

[1]	Includes disposals related to the sale of TracFone. See Note 2, Ac).